SHARE-BASED COMPENSATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION ARRANGEMENTS
NOTE 17:	SHARE-BASED COMPENSATION ARRANGEMENTS

a.	Share-based compensation plan:

The terms and conditions related to the grants of the share options programs are as follows:

•	All the share options that were granted are non-marketable.
•	Until February 14, 2025, all options are to be settled by physical delivery of ADS. Starting February 18, 2025, all options are to be settled by physical delivery of Ordinary Shares.
•	Awards Vesting conditions are based on a service period of between 0.5-4 years.
•	As of December 31, 2024, 2,985,144 Shares were available for future issuance under the Company’s equity incentive plans.

b.	Stock Options:

The number of share options is as follows:

	Number of options		Weighted average exercise price
	2024	2023	2024	2023
	(Thousands)		(USD)

Outstanding of 1 January	1,852	2,386	15.82	14.62
Forfeited during the year	(211)	(361)	17.93	12.66
Exercised during the year	(273)	(173)	4.15	1.34

Outstanding of December 31	1,368	1,852	17.83	15.82
Exercisable of December 31	1,027	1,043

The total expense recognized in the year ended December 31, 2024, with respect to the options granted to employees, amounted to approximately USD 912 thousand (2023: USD 2,429 thousand).

c.	Restricted Share Units:

During 2024 and 2023, the Group granted 2,454,034 and 176,400 Restricted Share Units (RSUs) to its executive officers and employees, respectively.

The number of restricted share units is as follows:

	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2024	2023	2024	2023
	(Thousands)

Outstanding at 1 January	1,046	2,644	15.20	16.55
Forfeited during the year	(158)	(127)	6.37	12.55
Exercised during the year	(905)	(1,647)	14.65	16.42
Granted during the year	2,454	176	5.37	4.32

Outstanding at December 31	2,437	1,046	6.08	15.20

The total expense recognized in the year ended December 31, 2024, with respect to the RSUs granted to employees, amounted to approximately USD 8,543 thousand (2023: USD 13,356 thousand).

d.	Performance Stock Units:

During 2024 and 2023, the Group granted 381,447 and 71,850 Performance Stock Units (PSUs) to its executive officers, respectively.

The number of performance stock units is as follows:

	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2024	2023	2024	2023
	(Thousands)

Outstanding at January 1	476	996	16.48	17.87
Forfeited during the year	-	(127)	-	12.66
Exercised during the year	(476)	(465)	16.48	18.64
Granted during the year	381	72	7.69	4.32

Outstanding at December 31	381	476	7.69	16.48

The vesting of the PSUs is subject to continuous employment and compliance with the performance criteria determined by the Company’s Remuneration Committee and the Company’s Board of Directors.

The total expense recognized in the year ended December 31, 2024, with respect to the PSUs granted to employees, amounted to approximately USD 2,005 thousand (2023: USD 3,384 thousand).

e.	Expense recognized in the statement of operation and other comprehensive income is as follows:

	Year ended December 31
	2024	2023	2022
	USD thousands

Selling and marketing	4,216	3,740	10,593
Research and development	2,930	3,308	8,034
General and administrative	4,314	12,121	31,878

	11,460	19,169	50,505